Long-Term Investments - Summary of Available-For-Sale Debt Investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt Securities, Available-for-sale [Abstract]
Cost	¥ 76,000	¥ 60,000
Gross unrealized gains	0	11,357
Gross unrealized losses	(1,134)	0
Fair value	¥ 74,866	¥ 71,357